N-4	May 08, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 08, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

Effective May 1, 2024, the ANNUAL FEES table under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT will be deleted and replaced with the following:

ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.60%[1]	0.60%[1]
2. Investment Options (Fund fees and expenses)	0.55%[2]	0.57%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $1,062.88	Highest Annual Cost: $2,592.16

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2] As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (living benefit) or average daily Variable Account Value (optional death benefits).

Ongoing Fees and Expenses [Table Text Block]

Effective May 1, 2024, the ANNUAL FEES table under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT will be deleted and replaced with the following:

ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.60%[1]	0.60%[1]
2. Investment Options (Fund fees and expenses)	0.55%[2]	0.57%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $1,062.88	Highest Annual Cost: $2,592.16

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2] As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (living benefit) or average daily Variable Account Value (optional death benefits).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.60%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.60%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.57%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.60%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (living benefit) or average daily Variable Account Value (optional death benefits).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,062.88Highest Annual Cost: $2,592.16
Lowest Annual Cost [Dollars]	$ 1,062.88
Highest Annual Cost [Dollars]	$ 2,592.16
Item 4. Fee Table [Text Block]

Effective May 1, 2024, the Minimum and Maximum operating expense under Annual Fund Expenses and associated Examples will be deleted and replaced with the following:

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.55%	0.57%

Examples

●	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.55%	0.57%

Portfolio Company Expenses Minimum [Percent]	0.55%
Portfolio Company Expenses Maximum [Percent]	0.57%
Surrender Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,942
Surrender Expense, 3 Years, Maximum [Dollars]	12,442
Surrender Expense, 5 Years, Maximum [Dollars]	21,747
Surrender Expense, 10 Years, Maximum [Dollars]	$ 48,435
Annuitize Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,942
Annuitized Expense, 3 Years, Maximum [Dollars]	12,442
Annuitized Expense, 5 Years, Maximum [Dollars]	21,747
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 48,435
No Surrender Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$3,942	$12,442	$21,747	$48,435

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,942
No Surrender Expense, 3 Years, Maximum [Dollars]	12,442
No Surrender Expense, 5 Years, Maximum [Dollars]	21,747
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 48,435
Item 17. Portfolio Companies (N-4) [Text Block]

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Schwab VIT Balanced Portfolio; Charles Schwab Investment Management, Inc.	0.57%
Schwab VIT Balanced with Growth Portfolio; Charles Schwab Investment Management, Inc.	0.55%

Prospectuses Available [Text Block]	Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:
Portfolio Companies [Table Text Block]

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Schwab VIT Balanced Portfolio; Charles Schwab Investment Management, Inc.	0.57%
Schwab VIT Balanced with Growth Portfolio; Charles Schwab Investment Management, Inc.	0.55%

Schwab VIT Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Schwab VIT Balanced Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.57%
Schwab VIT Balanced with Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Schwab VIT Balanced with Growth Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.55%
Rate Sheet Prospectus [Member]
Prospectus:
Fees and Expenses [Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.60%[1]	0.60%[1]
	2. Investment Options (Fund fees and expenses)	0.55%[2]	0.57%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.55%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
	Lowest Annual Cost: $1,062.88	Highest Annual Cost: $2,544.92

Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base Contract and Fund fees and expenses ● No optional benefits ● No sales charges

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges	● No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2]	As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.60%[1]	0.60%[1]
	2. Investment Options (Fund fees and expenses)	0.55%[2]	0.57%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.55%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
	Lowest Annual Cost: $1,062.88	Highest Annual Cost: $2,544.92

Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base Contract and Fund fees and expenses ● No optional benefits ● No sales charges

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges	● No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2]	As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.60%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.57%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.55%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,062.88Highest Annual Cost: $2,544.92
Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base Contract and Fund fees and expenses ● No optional benefits ● No sales charges

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges	● No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 1,062.88
Highest Annual Cost [Dollars]	$ 2,544.92

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.
[3]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).